Rule 497 Document

On behalf of the Mercer Funds (the “Funds”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as an exhibit to this filing relate to the revised risk/return summary information filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(c) on April 2, 2019 (Accession No. 0000930413-19-001127), which is incorporated by reference into this Rule 497 Document.

EXHIBIT INDEX

Index Number	Description of Exhibit:

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase